MORTGAGE LOANS AT FAIR VALUE - Summary of Reconciliation of Changes in Mortgage Loans at Fair Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
Mortgage loans, unpaid principal balance	$ 5,009,892	$ 5,309,394	$ 2,445,123	$ 1,790,945
Premiums paid on mortgage loans	51,288	88,913	47,898	34,450
Fair value adjustment	154,016	48,003	24,739	17,302
Mortgage loans at fair value	$ 5,215,196	$ 5,446,310	$ 2,517,760	$ 1,842,697